Share-Based Payments - Schedule of Share Options to be Exercised (Details)	12 Months Ended
Dec. 31, 2024
After 6 months since the Listing Date [Member]
Share-Based Payments - Schedule of Share Options to be Exercised (Details) [Line Items]
Percentage of cap of options exercisable	1% of the total shares
After 12 months since the Listing Date [Member]
Share-Based Payments - Schedule of Share Options to be Exercised (Details) [Line Items]
Percentage of cap of options exercisable	2% of the total shares
After 18 months since the Listing Date [Member]
Share-Based Payments - Schedule of Share Options to be Exercised (Details) [Line Items]
Percentage of cap of options exercisable	2.5% of the total shares
After 24 months since the Listing Date [Member]
Share-Based Payments - Schedule of Share Options to be Exercised (Details) [Line Items]
Percentage of cap of options exercisable	3% of the total shares